UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE
EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE
APPRECIATION PORTFOLIO (FORMERLY KNOWN AS LEGG MASON
PARTNERS VARIABLE APPRECIATION
PORTFOLIO)
FORM N-Q
SEPTEMBER 30, 2009

Legg Mason ClearBridge Variable Appreciation Portfolio

Schedule of Investments (unaudited)	September 30, 2009

Shares	Security	Value

COMMON STOCKS — 93.2%
CONSUMER DISCRETIONARY — 7.1%
Hotels, Restaurants & Leisure — 1.8%
146,170	Burger King Holdings Inc.	$2,571,130
190,600	Marcus Corp.	2,437,774
107,000	McDonald’s Corp.	6,106,490

	Total Hotels, Restaurants & Leisure	11,115,394

Internet & Catalog Retail — 0.3%
18,600	Amazon.com Inc. *	1,736,496

Media — 3.6%
153,100	Cablevision Systems Corp., New York Group, Class A Shares	3,636,125
450,420	Comcast Corp., Class A Shares	7,607,594
398,000	Walt Disney Co.	10,929,080

	Total Media	22,172,799

Specialty Retail — 1.4%
172,230	Home Depot Inc.	4,588,207
167,050	Staples Inc.	3,878,901

	Total Specialty Retail	8,467,108

	TOTAL CONSUMER DISCRETIONARY	43,491,797

CONSUMER STAPLES — 11.5%
Beverages — 0.9%
91,000	PepsiCo Inc.	5,338,060

Food & Staples Retailing — 3.0%
370,000	Wal-Mart Stores Inc.	18,163,300

Food Products — 4.1%
103,780	Cadbury PLC, ADR	5,314,574
105,790	General Mills Inc.	6,810,760
119,840	H.J. Heinz Co.	4,763,640
324,213	Kraft Foods Inc., Class A Shares	8,517,076

	Total Food Products	25,406,050

Household Products — 3.5%
150,300	Kimberly-Clark Corp.	8,864,694
219,496	Procter & Gamble Co.	12,713,208

	Total Household Products	21,577,902

	TOTAL CONSUMER STAPLES	70,485,312

ENERGY — 12.0%
Energy Equipment & Services — 1.0%
35,580	Schlumberger Ltd.	2,120,568
177,220	Weatherford International Ltd. *	3,673,771

	Total Energy Equipment & Services	5,794,339

Oil, Gas & Consumable Fuels — 11.0%
125,300	BP PLC, ADR	6,669,719
103,440	Devon Energy Corp.	6,964,615
1,052,940	El Paso Corp.	10,866,341
43,964	EnCana Corp.	2,532,766
206,505	Exxon Mobil Corp.	14,168,308
304,992	Newfield Exploration Co. *	12,980,459
250,700	Petrohawk Energy Corp. *	6,069,447
40,600	Petroleo Brasileiro SA, ADR	1,863,540
296,103	Spectra Energy Corp.	5,608,191

	Total Oil, Gas & Consumable Fuels	67,723,386

	TOTAL ENERGY	73,517,725

See Notes to Schedule of Investments.

Legg Mason ClearBridge Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value

EXCHANGE TRADED FUND — 1.3%
80,400	SPDR Gold Trust *	$7,947,540

FINANCIALS — 13.7%
Capital Markets — 1.1%
174,800	Bank of New York Mellon Corp.	5,067,452
87,000	Charles Schwab Corp.	1,666,050

	Total Capital Markets	6,733,502

Commercial Banks — 0.3%
54,200	Wells Fargo & Co.	1,527,356

Diversified Financial Services — 3.2%
435,000	Bank of America Corp.	7,360,200
285,928	JPMorgan Chase & Co.	12,529,365

	Total Diversified Financial Services	19,889,565

Insurance — 5.6%
127	Berkshire Hathaway Inc., Class A Shares *	12,827,000
443,420	Travelers Cos. Inc.	21,829,567

	Total Insurance	34,656,567

Real Estate Investment Trusts (REITs) — 2.7%
586,500	Annaly Capital Management Inc.	10,639,110
1,615,000	Chimera Investment Corp.	6,169,300

	Total Real Estate Investment Trusts (REITs)	16,808,410

Real Estate Management & Development — 0.8%
367,970	Forest City Enterprises Inc., Class A Shares	4,919,759

	TOTAL FINANCIALS	84,535,159

HEALTH CARE — 9.1%
Biotechnology — 1.3%
94,880	Amgen Inc. *	5,714,622
31,250	Biogen Idec Inc. *	1,578,750
8,550	Genzyme Corp. *	485,042

	Total Biotechnology	7,778,414

Health Care Providers & Services — 0.6%
159,700	UnitedHealth Group Inc.	3,998,888

Pharmaceuticals — 7.2%
181,349	Abbott Laboratories	8,971,335
146,000	Bristol-Myers Squibb Co.	3,287,920
325,720	Johnson & Johnson	19,833,091
146,830	Novartis AG, ADR	7,397,295
271,200	Pfizer Inc.	4,488,360

	Total Pharmaceuticals	43,978,001

	TOTAL HEALTH CARE	55,755,303

INDUSTRIALS — 12.4%
Aerospace & Defense — 2.0%
108,600	Honeywell International Inc.	4,034,490
175,050	Raytheon Co.	8,397,148

	Total Aerospace & Defense	12,431,638

Air Freight & Logistics — 1.2%
134,740	United Parcel Service Inc., Class B Shares	7,608,768

Commercial Services & Supplies — 2.5%
172,410	Covanta Holding Corp. *	2,930,970
408,380	Waste Management Inc.	12,177,892

	Total Commercial Services & Supplies	15,108,862

See Notes to Schedule of Investments.

Legg Mason ClearBridge Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value

Construction & Engineering — 0.6%
164,530	Quanta Services Inc. *	$3,641,049
Industrial Conglomerates — 6.1%
96,990	3M Co.	7,157,862
451,900	General Electric Co.	7,420,198
193,030	McDermott International Inc. *	4,877,868
166,110	Tyco International Ltd.	5,727,473
203,950	United Technologies Corp.	12,426,673

	Total Industrial Conglomerates	37,610,074

	TOTAL INDUSTRIALS	76,400,391

INFORMATION TECHNOLOGY — 16.3%
Communications Equipment — 2.9%
554,975	Cisco Systems Inc. *	13,064,112
106,340	QUALCOMM Inc.	4,783,173

	Total Communications Equipment	17,847,285

Computers & Peripherals — 3.5%
20,040	Apple Inc. *	3,714,815
291,580	EMC Corp. *	4,968,523
108,530	Hewlett-Packard Co.	5,123,701
67,030	International Business Machines Corp.	8,017,458

	Total Computers & Peripherals	21,824,497

Internet Software & Services — 2.2%
16,404	Google Inc., Class A Shares *	8,133,923
220,605	VeriSign Inc. *	5,226,133

	Total Internet Software & Services	13,360,056

IT Services — 1.9%
175,680	Automatic Data Processing Inc.	6,904,224
67,050	Visa Inc.	4,633,825

	Total IT Services	11,538,049

Semiconductors & Semiconductor Equipment — 2.3%
404,855	Intel Corp.	7,923,012
444,210	LSI Corp. *	2,438,713
37,780	Microchip Technology Inc.	1,001,170
181,290	NVIDIA Corp. *	2,724,789

	Total Semiconductors & Semiconductor Equipment	14,087,684

Software — 3.5%
44,030	Citrix Systems Inc. *	1,727,297
512,930	Microsoft Corp.	13,279,758
305,500	Oracle Corp.	6,366,620

	Total Software	21,373,675

	TOTAL INFORMATION TECHNOLOGY	100,031,246

MATERIALS — 5.3%
Chemicals — 4.9%
264,660	Celanese Corp., Series A Shares	6,616,500
195,900	E.I. du Pont de Nemours & Co.	6,296,226
76,000	Ecolab Inc.	3,513,480
65,170	Monsanto Co.	5,044,158
142,450	PPG Industries Inc.	8,292,014

	Total Chemicals	29,762,378

Paper & Forest Products — 0.4%
74,870	Weyerhaeuser Co.	2,743,986

	TOTAL MATERIALS	32,506,364

See Notes to Schedule of Investments.

Legg Mason ClearBridge Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value

TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 3.0%
509,610	AT&T Inc.	$13,764,566
151,360	Verizon Communications Inc.	4,581,667

	Total Diversified Telecommunication Services	18,346,233

Wireless Telecommunication Services — 0.3%
55,740	American Tower Corp., Class A Shares *	2,028,936

	TOTAL TELECOMMUNICATION SERVICES	20,375,169

UTILITIES — 1.2%
Independent Power Producers & Energy Traders — 1.2%
261,681	NRG Energy Inc. *	7,376,788

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $496,058,956)	572,422,794

Face
Amount

SHORT-TERM INVESTMENT — 7.2%
Repurchase Agreement — 7.2%
$44,124,000	Interest in $200,004,000 joint tri-party repurchase agreement dated 9/30/09 with Deutsche Bank Securities Inc., 0.060% due 10/1/09; Proceeds at maturity - $44,124,074; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.670% due 11/13/09 to 2/27/15; Market value — $45,006,527) (Cost — $44,124,000)	44,124,000

	TOTAL INVESTMENTS — 100.4% (Cost — $540,182,956#)	616,546,794
	Liabilities in Excess of Other Assets — (0.4)%	(2,667,823)

	TOTAL NET ASSETS — 100.0%	$613,878,971

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt

SPDR — Standard & Poor’s Depositary Receipts
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason ClearBridge Variable Appreciation Portfolio (formerly known as Legg Mason Partners Variable Appreciation Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks†	$572,422,794	—	—	$572,422,794
Short-term investment†	—	$44,124,000	—	44,124,000

Total investments	$572,422,794	$44,124,000	—	$616,546,794

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$107,005,441
Gross unrealized depreciation	(30,641,603)

Net unrealized appreciation	$76,363,838

3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.
At September 30, 2009, the Portfolio did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 24, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: November 24, 2009